Vanguard European Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

Market
Value
Shares	($000)
Common Stocks (99.3%)1
Austria (0.5%)
Erste Group Bank AG	565,613	20,768
OMV AG	280,213	13,925
Verbund AG	131,887	6,974
Wienerberger AG	221,849	6,294
CA Immobilien Anlagen AG	135,273	5,952
Raiffeisen Bank International AG	254,780	5,804
voestalpine AG	229,901	5,567
2	BAWAG Group AG	128,061	5,535
ANDRITZ AG	139,939	5,506
IMMOFINANZ AG	182,819	5,073
S IMMO AG	88,340	2,367
Oesterreichische Post AG	61,244	2,325
Lenzing AG	26,240	2,074
Telekom Austria AG	257,280	2,068
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,031	1,998
UNIQA Insurance Group AG	208,222	1,969
DO & CO AG	13,279	1,324
EVN AG	60,134	1,187
Strabag SE	32,833	1,095
Schoeller-Bleckmann Oilfield Equipment AG	22,625	1,040
Flughafen Wien AG	18,156	735
Palfinger AG	18,191	563
*	Zumtobel Group AG	50,803	499
Agrana Beteiligungs AG	20,181	429
^	Porr AG	17,371	303
Kapsch TrafficCom AG	8,124	239
101,613
Belgium (1.9%)
Anheuser-Busch InBev SA/NV	1,527,901	115,265
KBC Group NV	543,672	39,892
UCB SA	239,918	22,078
*	Galapagos NV	98,154	21,937
Ageas	366,172	20,191
Umicore SA	407,673	18,771
Groupe Bruxelles Lambert SA	144,648	14,536
Solvay SA Class A	137,775	14,279
Argenx SE	82,898	11,973
Cofinimmo SA	51,036	8,135
Proximus SADP	276,012	7,864
Warehouses De Pauw CVA	247,141	7,063
Ackermans & van Haaren NV	43,945	7,040
Sofina SA	30,138	6,895
Elia System Operator SA/NV	70,579	6,807
Aedifica SA	48,507	6,562
Colruyt SA	100,779	5,042
Barco NV	18,975	4,718
Telenet Group Holding NV	91,143	4,238
KBC Ancora	70,279	3,501

	Euronav NV	323,290	3,212
	D'ieteren SA/NV	46,283	2,987
	Ontex Group NV	157,115	2,848
	Befimmo SA	42,183	2,595
^	Melexis NV	36,290	2,579
	Fagron	110,637	2,561
	Montea C.V.A	23,698	2,344
	Gimv NV	36,100	2,224
	bpost SA	194,826	1,942
	Retail Estates NV	19,807	1,819
^	Bekaert SA	71,165	1,807
*	Tessenderlo Chemie NV (Voting Shares)	51,647	1,738
*	AGFA-Gevaert NV	339,478	1,667
	Kinepolis Group NV	25,808	1,592
	Cie d'Entreprises CFE	14,288	1,558
	Titan Cement International SA	71,853	1,471
	Orange Belgium SA	49,732	1,011
*,^	Mithra Pharmaceuticals SA	26,219	710
^	Econocom Group SA/NV	235,351	669
	EVS Broadcast Equipment SA	23,336	527
*,^	Ion Beam Applications	37,984	437
	Wereldhave Belgium Comm VA	4,102	381
	Van de Velde NV	9,899	307
			385,773
Denmark (3.0%)
	Novo Nordisk A/S Class B	3,279,889	199,652
	DSV Panalpina A/S	400,612	43,494
2	Orsted A/S	373,523	40,741
	Vestas Wind Systems A/S	388,157	38,531
	Coloplast A/S Class B	263,592	33,234
	Carlsberg A/S Class B	208,412	30,435
*	Genmab A/S	116,499	26,817
	Danske Bank A/S	1,322,438	22,076
	Novozymes A/S	415,209	21,649
	AP Moller - Maersk A/S Class B	12,818	15,327
	Chr Hansen Holding A/S	204,091	15,189
	GN Store Nord A/S	255,634	12,679
	AP Moller - Maersk A/S Class A	8,745	9,827
	Royal Unibrew A/S	97,152	9,236
	Pandora A/S	177,270	9,150
	ISS A/S	367,118	8,892
	SimCorp A/S	78,462	8,698
	Tryg A/S	239,825	7,267
*	Demant A/S	210,366	6,822
^	Ambu A/S Class B	326,949	5,968
	H Lundbeck A/S	119,530	5,079
	Jyske Bank A/S	127,877	4,863
	Ringkjoebing Landbobank A/S	58,099	4,316
	Topdanmark A/S	83,159	3,933
*	ALK-Abello A/S	13,002	3,473
	FLSmidth & Co. A/S	100,140	3,420
	Rockwool International A/S Class B	12,763	2,976
*,2	Netcompany Group A/S	65,492	2,965
	Dfds A/S	59,485	2,498
	Drilling Co. of 1972 A/S	43,873	2,449
	Sydbank A/S	110,496	2,404
*,^	Bavarian Nordic A/S	63,785	2,214

	Schouw & Co. A/S	25,545	2,091
2	Scandinavian Tobacco Group A/S	124,298	1,625
	Spar Nord Bank A/S	159,463	1,544
*	NKT A/S	53,102	1,142
*	Nilfisk Holding A/S	52,491	1,130
	Alm Brand A/S	116,313	1,030
	D/S Norden A/S	50,428	679
	Matas A/S	60,032	567
*	Bang & Olufsen A/S	60,256	361
	Solar A/S Class B	7,266	346
			616,789
Finland (1.7%)
	Kone Oyj Class B	775,838	50,071
	Sampo Oyj Class A	974,845	44,129
	Nokia Oyj	11,120,609	43,289
	UPM-Kymmene Oyj	1,057,015	33,305
	Neste Oyj	826,050	32,892
	Fortum Oyj	860,820	20,832
	Elisa Oyj	284,613	17,147
	Stora Enso Oyj	1,139,967	14,797
	Wartsila OYJ Abp	971,219	11,909
	Orion Oyj Class B	205,371	9,703
	Kesko Oyj	134,146	9,069
	Huhtamaki Oyj	185,295	8,236
	Metso Oyj	214,506	7,612
	Nokian Renkaat Oyj	272,186	7,319
	Valmet Oyj	265,238	5,738
	TietoEVRY Oyj (XHEI)	148,275	4,835
	Konecranes Oyj Class A	144,608	4,359
	Cargotec Oyj Class B	97,319	3,601
	Kemira Oyj	177,783	2,686
	YIT Oyj	336,959	2,405
^	Outokumpu Oyj	616,899	2,119
	Metsa Board Oyj	339,203	2,054
	Sanoma Oyj	147,385	1,764
*	Outotec Oyj	291,114	1,674
*,^	Citycon Oyj	156,356	1,654
	Caverion Oyj	191,943	1,563
	Uponor Oyj	107,430	1,453
	TietoEVRY Oyj (XOSL)	38,768	1,260
	Cramo Oyj	79,798	1,212
	Ahlstrom-Munksjo Oyj	69,263	1,155
	Raisio Oyj	224,553	916
*	F-Secure Oyj	186,077	678
	Finnair Oyj	100,522	587
	Oriola Oyj	227,020	540
			352,563
France (16.0%)
	TOTAL SA	4,787,594	233,112
	LVMH Moet Hennessy Louis Vuitton SE	493,859	215,063
	Sanofi	2,150,559	207,397
	Airbus SE	1,091,801	160,347
	BNP Paribas SA	2,145,622	113,863
	Safran SA	653,575	105,381
	Schneider Electric SE	1,041,045	103,820
	Vinci SA	922,918	102,250

	AXA SA	3,811,184	101,346
	Danone SA	1,187,927	95,064
	Kering SA	147,120	89,894
	EssilorLuxottica SA	582,343	86,221
	Air Liquide SA Loyalty Shares	562,260	81,297
	L'Oreal SA Loyalty Shares	278,786	77,543
	Pernod Ricard SA	419,336	72,603
	Orange SA	3,793,946	53,631
	Societe Generale SA	1,524,647	49,337
	Hermes International	61,117	45,638
	Dassault Systemes SE	261,713	45,306
	Vivendi SA	1,601,996	43,814
	Legrand SA	530,946	42,482
	Cie Generale des Etablissements Michelin SCA	350,673	40,686
	Capgemini SE	307,796	38,226
	Cie de Saint-Gobain	964,431	36,387
	Unibail-Rodamco-Westfield	267,587	36,357
	STMicroelectronics NV	1,254,021	34,915
	Air Liquide SA	233,626	33,780
	L'Oreal SA	120,854	33,615
	Engie	1,908,225	32,930
	Credit Agricole SA	2,272,167	30,697
	Veolia Environnement SA	994,890	29,350
	Teleperformance	114,555	28,742
	Edenred	482,691	26,066
	Peugeot SA	1,075,099	22,137
	Thales SA	198,554	21,788
	L'Oreal Loyalty Line 2021	77,009	21,420
	Alstom SA	367,465	19,476
	Gecina SA	102,721	19,374
	Carrefour SA	1,136,137	19,225
	Publicis Groupe SA	427,011	18,929
	Air Liquide SA Loyalty Line 2021	125,111	18,090
	ArcelorMittal SA	1,188,245	17,453
	Eiffage SA	148,580	17,223
	Bouygues SA	413,694	16,345
	Getlink SE	900,643	15,889
	Atos SE	187,936	15,585
	Accor SA	376,569	15,417
	Bureau Veritas SA	545,415	15,029
	Engie SA	860,383	14,705
	Ingenico Group SA	122,218	14,213
	Renault SA	363,056	14,200
*,2	Worldline SA	200,746	14,146
	Valeo SA	471,386	14,001
*	Ubisoft Entertainment SA	177,273	13,445
	SCOR SE	311,439	13,237
	Arkema SA	142,551	13,062
	Klepierre SA	378,177	12,855
	Orpea	96,903	12,616
^	Eurofins Scientific SE	22,390	12,043
	Suez	728,860	11,961
	Sodexo SA ACT Loyalty Shares	109,891	11,506
	Rubis SCA	180,053	11,121
*	Covivio	91,693	10,881
	Aeroports de Paris	56,354	10,662
2	Euronext NV	120,877	10,478

2	Amundi SA	112,801	9,130
	Engie Loyalty Shares 2021	513,269	8,857
	Sartorius Stedim Biotech	48,733	8,739
	SES SA Class A	694,026	8,518
	BioMerieux	82,230	8,150
	Bollore SA	1,891,954	7,688
	Wendel SA	55,237	7,369
	ICADE	63,736	7,119
	Rexel SA	591,888	7,080
	Natixis SA	1,669,693	7,051
	Electricite de France SA	689,880	7,005
	Faurecia SE	145,500	6,933
	Alten SA	55,750	6,871
^	Sodexo SA	63,557	6,655
	Eurazeo SE	89,140	6,380
^	Iliad SA	47,544	6,240
	CNP Assurances	314,758	5,666
	Eutelsat Communications SA	368,298	5,520
	Dassault Aviation SA	4,517	5,495
	Ipsen SA	68,900	5,113
^	Remy Cointreau SA	48,161	5,072
	SPIE SA	239,054	4,631
	Electricite de France SA Loyalty Shares 2021	251,634	4,618
	Elis SA (XPAR)	232,658	4,530
	Sopra Steria Group	28,296	4,517
^	Casino Guichard Perrachon SA	108,858	4,424
	Korian SA	96,933	4,422
	Gaztransport Et Technigaz SA	43,581	4,405
	Lagardere SCA	231,846	4,401
	SEB SA (Loyalty Line 1)	32,490	4,172
	Nexity SA	85,346	4,120
*	CGG SA	1,420,285	3,991
	JCDecaux SA	145,975	3,902
*	SOITEC	38,580	3,626
*	Air France-KLM	386,146	3,577
	Societe BIC SA	50,384	3,401
	Imerys SA	72,147	3,115
	Elis SA (XLON)	155,925	3,045
2	Elior Group SA	211,566	2,966
	Nexans SA	58,890	2,865
	Cie Plastic Omnium SA	111,486	2,808
	APERAM SA	93,162	2,663
	IPSOS	75,754	2,454
2	ALD SA	160,052	2,336
	Altran Technologies SA	140,035	2,267
	Coface SA	173,856	2,142
	Metropole Television SA	128,802	2,142
	Altarea SCA	9,229	2,115
*	Virbac SA	8,498	2,080
	SEB SA	13,785	1,770
*	Fnac Darty SA	33,977	1,655
	Quadient	66,230	1,593
	Television Francaise 1	211,314	1,591
*,^	Vallourec SA	616,409	1,552
	Mercialys SA	122,146	1,540
	Akka Technologies	21,881	1,519
	Rothschild & Co.	56,463	1,516

	Trigano SA	15,819	1,500
2	Neoen SA	44,331	1,488
*,^	DBV Technologies SA	69,338	1,336
	Vicat SA	29,509	1,231
	Carmila SA	61,828	1,213
*,^	Genfit	69,556	1,192
2	Maisons du Monde SA	86,855	1,151
	FFP	10,271	1,092
	Albioma SA (Loyalty Line 1)	30,306	1,009
	Interparfums SA	25,142	1,008
	LISI	32,840	999
	SEB SA (Loyalty Line 2021)	7,587	974
	Mersen SA	27,216	892
	Tarkett SA	60,191	831
^,2	Europcar Mobility Group	183,181	743
	Beneteau SA	68,522	735
	Eramet	16,827	706
	Bonduelle SCA	26,596	634
	Derichebourg SA	172,827	627
	Vilmorin & Cie SA	11,886	576
*,2	X-Fab Silicon Foundries SE	99,079	576
	GL Events	22,959	539
	Pharmagest Inter@ctive	7,453	499
*,^	Technicolor SA	683,867	473
	Groupe Crit	5,825	444
	Synergie SA	13,919	441
	Manitou BF SA	22,994	421
	Albioma SA (Loyalty Line 2021)	12,628	420
^	Rallye SA	41,648	406
	Albioma SA	11,773	392
*,2	SMCP SA	44,696	387
	Guerbet	9,852	381
	AKWEL	15,808	328
	Jacquet Metal Service SA	19,038	297
	Etablissements Maurel et Prom SA	100,373	282
	Boiron SA	5,440	207
*,§	Bourbon Corp.	37,237	152
	Union Financiere de France BQE SA	5,993	136
*	Esso SA Francaise	3,513	79
			3,297,591
Germany (13.4%)
	SAP SE	1,920,795	250,148
	Allianz SE	823,275	196,552
*	Siemens AG	1,501,255	185,163
	Bayer AG	1,850,241	148,493
	BASF SE	1,811,059	122,241
	adidas AG	382,821	121,016
	Deutsche Telekom AG	6,421,860	104,008
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	286,829	84,569
	Daimler AG	1,595,065	73,863
	Deutsche Post AG	1,932,125	67,412
	Volkswagen AG Preference Shares	365,398	65,557
	Vonovia SE	1,078,295	61,545
	Deutsche Boerse AG	364,820	59,219
	Infineon Technologies AG	2,469,015	53,042
	E.ON SE	4,315,184	48,895
	Bayerische Motoren Werke AG	615,268	43,827

	Fresenius SE & Co. KGaA	807,072	41,210
	RWE AG	1,140,182	39,527
	Deutsche Bank AG	4,051,072	37,063
	Henkel AG & Co. KGaA Preference Shares	343,157	34,900
^	Wirecard AG	226,906	33,283
	Merck KGaA	256,863	32,938
	Fresenius Medical Care AG & Co. KGaA	415,097	31,915
	MTU Aero Engines AG	102,859	31,153
	Deutsche Wohnen SE	710,207	30,049
	Symrise AG Class A	251,311	25,824
	Continental AG	213,155	24,325
	Hannover Rueck SE	120,290	23,356
	Beiersdorf AG	198,142	22,464
	Porsche Automobil Holding SE Preference Shares	302,254	20,381
	HeidelbergCement AG	296,443	19,993
	Henkel AG & Co. KGaA	205,516	18,935
*,2	Delivery Hero SE	225,346	17,339
	Aroundtown SA	1,772,191	16,777
	Sartorius AG Preference Shares	68,389	15,915
	Brenntag AG	306,352	15,854
	LEG Immobilien AG	126,713	15,629
2	Scout24 AG	216,536	14,884
*,2	Zalando SE	296,810	14,211
2	Covestro AG	336,649	14,187
*	QIAGEN NV	423,453	14,144
	Puma SE	162,900	13,044
	Uniper SE	392,583	12,861
2	Siemens Healthineers AG	259,578	12,199
	Commerzbank AG	2,075,280	11,909
^	thyssenkrupp AG	919,262	11,303
	Volkswagen AG	59,309	10,860
	Knorr-Bremse AG	95,389	10,405
	Evonik Industries AG	376,927	10,329
	LANXESS AG	166,826	10,005
	GEA Group AG	330,034	9,882
	Rheinmetall AG	85,719	9,167
	Carl Zeiss Meditec AG	72,933	8,904
	KION GROUP AG	139,812	8,751
*	MorphoSys AG	62,996	7,857
	Bechtle AG	54,311	7,837
	Bayerische Motoren Werke AG Preference Shares	135,983	7,580
	United Internet AG	229,917	7,433
	OSRAM Licht AG	147,795	7,431
	Nemetschek SE	107,463	7,289
	Deutsche Lufthansa AG	472,108	7,192
*,^	Evotec SE	267,367	7,165
	CTS Eventim AG & Co. KGaA	109,896	6,834
	TAG Immobilien AG	257,380	6,784
	HelloFresh SE	277,742	6,611
	Fuchs Petrolub SE Preference Shares	144,722	6,414
	alstria office REIT-AG	322,485	6,398
	TLG Immobilien AG	186,301	6,370
*	Dialog Semiconductor plc	142,403	6,255
	HUGO BOSS AG	122,975	5,810
	Freenet AG	258,318	5,730
	Grand City Properties SA	220,904	5,662
	Fraport AG Frankfurt Airport Services Worldwide	73,654	5,478

^	GRENKE AG	52,882	5,269
	ProSiebenSat.1 Media SE	392,341	5,194
	Rational AG	6,825	5,118
	Gerresheimer AG	62,935	4,978
	METRO AG	337,593	4,697
	HOCHTIEF AG	40,204	4,650
	Siltronic AG	41,868	4,485
2	Hapag-Lloyd AG	53,730	4,412
	Hella GmbH & Co. KGaA	89,315	4,198
	Telefonica Deutschland Holding AG	1,351,067	4,089
2	Deutsche Pfandbriefbank AG	253,657	4,086
	Talanx AG	80,711	4,028
	Aareal Bank AG	122,883	4,024
	CANCOM SE	66,984	3,985
	Stroeer SE & Co. KGaA	49,766	3,950
	Fielmann AG	49,272	3,919
	TUI AG (XETR)	383,129	3,902
	Aurubis AG	71,038	3,865
^	K&S AG	378,888	3,677
	Software AG	100,081	3,337
	RTL Group SA	68,699	3,122
*,2	Rocket Internet SE	129,980	3,038
	Stabilus SA	49,985	3,037
	CompuGroup Medical SE	46,005	3,026
	Duerr AG	97,772	2,927
	Deutsche EuroShop AG	107,341	2,927
	Sixt SE	28,570	2,879
*	Hypoport AG	8,074	2,848
	Jenoptik AG	103,375	2,841
2	DWS Group GmbH & Co. KGaA	71,341	2,834
2	Befesa SA	69,468	2,687
	Suedzucker AG	157,742	2,666
^	S&T AG	98,023	2,632
	FUCHS PETROLUB SE	60,660	2,462
*,^	Varta AG	28,326	2,402
	Norma Group SE	65,103	2,374
^	Encavis AG	196,798	2,357
	1&1 Drillisch AG	92,479	2,267
	Krones AG	29,937	2,261
*	AIXTRON SE	214,481	2,251
	Pfeiffer Vacuum Technology AG	13,548	2,251
	PATRIZIA AG	93,515	2,232
	Jungheinrich AG Preference Shares	98,005	2,152
	Wacker Chemie AG	29,541	2,120
	Sixt SE Preference Shares	29,561	2,051
	Bilfinger SE	56,751	2,002
	New Work SE	5,770	1,887
*	CECONOMY AG	361,268	1,867
	DIC Asset AG	97,968	1,836
2	ADO Properties SA	59,255	1,832
^	RIB Software SE	82,769	1,738
	Traton SE	66,658	1,695
*	Nordex SE	124,364	1,609
	Indus Holding AG	37,992	1,547
	Schaeffler AG Preference Shares	148,294	1,479
	KWS Saat SE & Co. KGaA	22,058	1,362
	Deutz AG	247,525	1,293

	Hamburger Hafen und Logistik AG	51,756	1,274
	Salzgitter AG	73,998	1,239
	Isra Vision AG	31,593	1,183
	Washtec AG	20,626	1,163
*	Zooplus AG	12,713	1,142
	Hornbach Holding AG & Co. KGaA	16,310	1,030
	Deutsche Beteiligungs AG	22,513	948
	Dermapharm Holding SE	22,523	942
	Kloeckner & Co. SE	137,003	870
	Wuestenrot & Wuerttembergische AG	40,072	850
	Takkt AG	62,521	821
	Wacker Neuson SE	49,898	801
^	Corestate Capital Holding SA	18,094	794
	Vossloh AG	17,295	762
	BayWa AG	24,562	722
*,^	Leoni AG	60,831	710
^	Koenig & Bauer AG	26,151	693
	RHOEN-KLINIKUM AG	36,506	639
*	SMA Solar Technology AG	16,042	590
	Draegerwerk AG & Co. KGaA Preference Shares	10,082	588
	Bertrandt AG	9,339	541
*,^	Heidelberger Druckmaschinen AG	533,129	526
	CropEnergies AG	42,001	469
*,^	SGL Carbon SE	94,091	419
*	ElringKlinger AG	52,110	354
	Draegerwerk AG & Co. KGaA	7,560	344
	Eckert & Ziegler Strahlen- und Medizintechnik AG	94	18
			2,750,641
Ireland (0.8%)
	CRH plc (XDUB)	1,054,315	39,586
	Kerry Group plc	290,901	37,182
	CRH plc (XLON)	504,735	19,006
	Kingspan Group plc	300,045	18,506
	Flutter Entertainment plc	152,554	17,299
	Smurfit Kappa Group plc	474,442	16,421
	Bank of Ireland Group plc	1,828,337	8,904
	AIB Group plc	1,573,949	4,615
	Glanbia plc	394,970	4,601
	Hibernia REIT plc	1,429,642	2,172
	Cairn Homes plc	1,527,092	2,075
	Dalata Hotel Group plc	373,842	1,888
	Irish Continental Group plc	333,292	1,730
*	Permanent TSB Group Holdings plc	257,834	283
*,^,§ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			174,268
Italy (4.2%)
	Enel SPA	15,441,867	134,597
	Intesa Sanpaolo SPA (Registered)	29,702,033	73,766
	Eni SPA	4,971,821	69,643
	UniCredit SPA	4,437,806	59,277
	Assicurazioni Generali SPA	2,549,599	49,681
	Ferrari NV	244,557	41,270
	Fiat Chrysler Automobiles NV	2,173,116	28,310
	Snam SPA	4,526,630	24,261
	Atlantia SPA	979,891	24,045
	Terna Rete Elettrica Nazionale SPA	2,826,795	19,721

	CNH Industrial NV	1,908,947	18,183
	Mediobanca Banca di Credito Finanziario SPA	1,592,456	15,886
	Moncler SPA	362,288	15,594
	EXOR NV	207,229	15,270
	FinecoBank Banca Fineco SPA	1,209,119	14,147
*	Telecom Italia SPA (Registered)	22,362,120	12,006
	Prysmian SPA	496,976	11,024
	Davide Campari-Milano SPA	1,098,064	10,614
2	Poste Italiane SPA	903,883	10,354
	Tenaris SA	918,292	9,490
	Leonardo SPA	766,284	9,415
2	Nexi SPA	591,411	8,386
	Recordati SPA	188,352	8,060
	Hera SPA	1,618,658	7,362
	Amplifon SPA	236,047	6,712
*	Banco BPM SPA	3,032,736	6,201
	A2A SPA	3,083,654	6,160
	Azimut Holding SPA	239,693	5,881
	Unione di Banche Italiane SPA	1,911,767	5,722
	Telecom Italia SPA (Bearer)	10,758,122	5,656
	DiaSorin SPA	44,893	5,520
	Banca Mediolanum SPA	571,921	5,158
	Italgas SPA	762,123	5,066
2	Infrastrutture Wireless Italiane SPA	476,362	4,951
	Unipol Gruppo SPA	946,351	4,819
*	Saipem SPA	1,109,323	4,599
	Interpump Group SPA	157,287	4,435
	Iren SPA	1,299,505	4,335
2	Pirelli & C SPA	864,605	4,187
	ASTM SPA	130,282	3,806
	Cerved Group SPA	372,935	3,656
	Banca Generali SPA	111,911	3,557
	BPER Banca	771,415	3,543
	Freni Brembo SPA	297,899	3,407
	Buzzi Unicem SPA	141,617	3,307
2	Enav SPA	511,034	3,300
	Reply SPA	40,888	3,209
	UnipolSai Assicurazioni SPA	1,146,235	3,069
2	Technogym SPA	224,766	2,792
	IMA Industria Macchine Automatiche SPA	41,518	2,709
	ERG SPA	113,417	2,680
2	Anima Holding SPA	553,462	2,624
	Autogrill SPA	260,166	2,529
	Salvatore Ferragamo SPA	133,719	2,467
	Brunello Cucinelli SPA	67,030	2,431
	De' Longhi SPA	128,967	2,430
	Societa Cattolica di Assicurazioni SC	307,073	2,428
	ACEA SPA	85,791	2,001
	Banca Popolare di Sondrio SCPA	862,137	1,857
*,^	Mediaset SPA	617,947	1,632
	Tamburi Investment Partners SPA	211,435	1,594
	Falck Renewables SPA	233,520	1,519
	Saras SPA	1,121,221	1,505
	MARR SPA	64,433	1,379
2	Banca Farmafactoring SPA	224,168	1,379
2	RAI Way SPA	196,334	1,280
*,^	Juventus Football Club SPA	970,955	1,223

2	Carel Industries SPA	80,793	1,048
2	doValue SPA	77,233	1,010
^	Tod's SPA	24,811	1,003
	Buzzi Unicem SPA Saving Shares	66,154	929
*,^	Banca Monte dei Paschi di Siena SPA	489,934	917
	Zignago Vetro SPA	59,532	890
	Piaggio & C SPA	306,789	838
^	Fincantieri SPA	882,109	801
	Danieli & C Officine Meccaniche SPA Saving Shares	76,265	762
	Credito Emiliano SPA	135,614	714
^	Maire Tecnimont SPA	273,076	704
	Italmobiliare SPA	24,410	679
	CIR-Compagnie Industriali Riunite SPA	541,340	667
	Banca IFIS SPA	41,667	661
^	Datalogic SPA	37,192	644
	Immobiliare Grande Distribuzione SIIQ SPA	89,071	592
*,2	OVS SPA	306,301	583
	Cementir Holding NV	78,725	559
*	Arnoldo Mondadori Editore SPA	241,655	495
*	Salini Impregilo SPA	297,880	482
	Biesse SPA	27,297	480
	Danieli & C Officine Meccaniche SPA	27,279	447
	Cairo Communication SPA	124,677	329
	DeA Capital SPA	154,133	244
	Rizzoli Corriere Della Sera Mediagroup SPA	199,843	202
^	Geox SPA	129,250	153
			855,910
Netherlands (5.8%)
	ASML Holding NV	793,902	222,799
	Unilever NV	2,875,119	167,770
	ING Groep NV	7,727,479	83,899
	Koninklijke Philips NV	1,790,277	81,990
	Prosus NV	856,485	61,782
	RELX plc (XAMS)	1,930,115	51,092
	Heineken NV	465,854	50,688
	Koninklijke Ahold Delhaize NV	2,047,102	50,239
*,2	Adyen NV	51,739	47,544
	Koninklijke DSM NV	348,397	42,402
	Wolters Kluwer NV	535,411	40,232
	Akzo Nobel NV	421,721	39,797
	NN Group NV	656,906	22,800
	Heineken Holding NV	207,117	20,355
	Koninklijke KPN NV	6,539,423	18,323
2	ABN AMRO Bank NV	816,897	14,219
	Aegon NV	3,470,654	14,056
2	Takeaway.com NV (XLON)	135,261	12,620
	Randstad NV	216,173	12,416
	ASM International NV	95,495	11,605
	ASR Nederland NV	273,743	10,186
	IMCD NV	103,744	8,958
	Aalberts NV	189,311	8,265
2	Signify NV	237,982	7,931
*,^,2 Takeaway.com NV (XAMS)		76,615	7,212
*	Altice Europe NV	1,105,336	7,104
	Koninklijke Vopak NV	130,587	6,992
	BE Semiconductor Industries NV	140,465	5,947
	SBM Offshore NV	336,068	5,782

	TKH Group NV	83,865	4,434
	Corbion NV	115,517	4,001
	Boskalis Westminster	162,092	3,791
*	OCI NV	192,085	3,309
	Arcadis NV	140,037	3,181
2	Intertrust NV	172,049	3,062
2	GrandVision NV	95,471	2,925
*,2	Basic-Fit NV	66,740	2,469
	Eurocommercial Properties NV	93,784	2,345
	Sligro Food Group NV	65,412	1,870
	NSI NV	32,433	1,771
*	Fugro NV	163,701	1,719
	PostNL NV	895,886	1,653
^	Wereldhave NV	80,104	1,472
	TomTom NV	133,189	1,446
	Koninklijke BAM Groep NV	500,522	1,378
^	AMG Advanced Metallurgical Group NV	60,044	1,365
2	Flow Traders	54,739	1,278
	Accell Group NV	38,958	1,205
	Koninklijke Volkerwessels NV	48,559	1,177
	Vastned Retail NV	29,666	799
*	Altice Europe NV Class B	82,747	539
2	B&S Group Sarl	43,509	441
2	NIBC Holding NV	46,753	428
	ForFarmers NV	64,477	422
^	Brunel International NV	33,445	307
	Pharming Group NV	121,491	178
			1,183,970
Norway (1.3%)
	DNB ASA	2,067,585	36,147
	Equinor ASA	1,952,854	35,244
	Telenor ASA	1,281,705	23,162
	Mowi ASA	844,623	20,146
	Orkla ASA	1,513,577	14,612
	Yara International ASA	346,034	12,566
	Norsk Hydro ASA	2,664,476	8,327
	Storebrand ASA	928,325	7,132
	Gjensidige Forsikring ASA	326,268	7,111
	Bakkafrost P/F	91,519	6,512
	Tomra Systems ASA	217,153	6,392
	Aker BP ASA	214,663	6,046
	TGS NOPEC Geophysical Co. ASA	232,506	5,910
2	Entra ASA	322,307	5,500
	Adevinta ASA	449,752	5,487
	Schibsted ASA Class B	183,609	5,186
	SALMAR ASA	103,542	5,064
	Schibsted ASA Class A	167,956	5,058
	Subsea 7 SA	465,891	4,981
	SpareBank 1 SR-Bank ASA	350,974	3,734
	Leroy Seafood Group ASA	510,299	3,311
*	Norwegian Finans Holding ASA	309,887	3,167
2	Scatec Solar ASA	166,039	2,829
	SpareBank 1 SMN	252,296	2,783
	Veidekke ASA	212,512	2,676
	Aker ASA	48,232	2,660
	Kongsberg Gruppen ASA	148,409	2,303
	Atea ASA	159,846	2,075

	Borregaard ASA	198,785	1,901
*	Nordic Semiconductor ASA	289,664	1,846
	Austevoll Seafood ASA	179,024	1,745
	Grieg Seafood ASA	109,240	1,674
	Frontline Ltd.	149,411	1,351
*,^	PGS ASA	656,223	1,256
2	BW LPG Ltd.	155,055	1,248
	DNO ASA	1,248,647	1,239
2	Sbanken ASA	163,018	1,239
2	Elkem ASA	488,861	1,224
	BW Offshore Ltd.	182,254	994
*,^	Borr Drilling Ltd.	149,625	774
	Norway Royal Salmon ASA	29,230	745
	Stolt-Nielsen Ltd.	43,810	565
*,2	Aker Solutions ASA	270,420	546
	Wallenius Wilhelmsen ASA	202,458	535
	Sparebank 1 Oestlandet	46,704	495
	Ocean Yield ASA	92,989	467
	NEL ASA	372,152	368
*	Norwegian Air Shuttle ASA	82,009	347
*	Akastor ASA	317,698	315
	Hoegh LNG Holdings Ltd.	84,547	253
*,^,2 XXL ASA		175,629	224
	Seadrill Ltd.	123,501	165
§	XXL ASA Rights Exp.	19,319	5
			267,642
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,698,461	14,968
	Polski Koncern Naftowy ORLEN SA	612,329	11,947
	Powszechny Zaklad Ubezpieczen SA	1,120,291	11,607
	CD Projekt SA	124,242	9,016
	Bank Polska Kasa Opieki SA	311,932	7,957
*	KGHM Polska Miedz SA	270,806	6,366
	Santander Bank Polska SA	59,594	4,410
*,2	Dino Polska SA	95,921	4,016
	Grupa Lotos SA	197,193	3,913
	Cyfrowy Polsat SA	538,249	3,773
	LPP SA	1,688	3,678
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,385,797	3,143
*	PGE Polska Grupa Energetyczna SA	1,470,998	2,611
*	mBank SA	25,818	2,474
*	Orange Polska SA	1,317,050	2,376
2	PLAY Communications SA	229,140	2,103
	Asseco Poland SA	113,219	1,865
*	Bank Millennium SA	1,212,589	1,858
*	AmRest Holdings SE	148,480	1,847
	KRUK SA	34,000	1,437
	CCC SA	57,180	1,426
*	Alior Bank SA	187,968	1,285
	Budimex SA	22,766	1,083
	Kernel Holding SA	83,634	1,014
	Bank Handlowy w Warszawie SA	60,280	877
*	Enea SA	401,899	744
^	Eurocash SA	145,911	732
*	Energa SA	392,652	726
*	Tauron Polska Energia SA	1,788,120	686
*	Grupa Azoty SA	88,736	569

Warsaw Stock Exchange	51,430	555
* Ciech SA	49,878	499
^ Jastrzebska Spolka Weglowa SA	98,696	477
PKP Cargo SA	50,458	231
Lubelski Wegiel Bogdanka SA	24,630	189
		112,458
Portugal (0.3%)
EDP - Energias de Portugal SA	4,622,189	23,180
Galp Energia SGPS SA	1,020,737	15,424
Jeronimo Martins SGPS SA	479,607	8,253
EDP Renovaveis SA	309,145	4,108
Banco Comercial Portugues SA	15,437,079	3,275
NOS SGPS SA	438,093	2,274
REN - Redes Energeticas Nacionais SGPS SA	740,278	2,243
Navigator Co. SA	472,261	1,695
Sonae SGPS SA	1,804,183	1,678
CTT-Correios de Portugal SA	269,349	874
Altri SGPS SA	126,598	781
Corticeira Amorim SGPS SA	65,069	780
Semapa-Sociedade de Investimento e Gestao	36,401	507
Mota-Engil SGPS SA	157,282	295
* Banco Espirito Santo SA	8,371,877	21
		65,388
Spain (4.3%)
Banco Santander SA	32,624,882	128,572
* Iberdrola SA	11,712,149	128,147
Industria de Diseno Textil SA	2,085,253	70,121
Banco Bilbao Vizcaya Argentaria SA	13,149,819	68,072
Amadeus IT Group SA	794,525	62,296
Telefonica SA	9,011,900	60,954
* Repsol SA	2,722,953	37,475
* Ferrovial SA	960,683	30,517
2 Cellnex Telecom SA	535,792	26,648
2 Aena SME SA	140,608	26,024
Grifols SA	648,287	21,773
CaixaBank SA	7,133,285	20,849
Endesa SA	634,647	17,426
Red Electrica Corp. SA	864,102	17,287
* ACS Actividades de Construccion y Servicios SA	478,631	15,913
Naturgy Energy Group SA	601,461	15,863
Enagas SA	493,333	13,292
Banco de Sabadell SA	11,320,851	10,201
Merlin Properties Socimi SA	658,861	9,345
Bankinter SA	1,365,591	8,855
Inmobiliaria Colonial Socimi SA	652,743	8,746
Siemens Gamesa Renewable Energy SA	445,596	7,102
Bolsas y Mercados Espanoles SHMSF SA	142,977	5,546
Mapfre SA	1,992,096	5,098
Acciona SA	41,605	4,722
Bankia SA	2,400,024	4,362
Viscofan SA	78,983	4,205
* Masmovil Ibercom SA	169,883	3,554
Acerinox SA	346,555	3,374
Applus Services SA	286,857	3,329
Ebro Foods SA	156,206	3,229
Faes Farma SA	566,102	3,085

*	Indra Sistemas SA	246,059	2,826
	Zardoya Otis SA	361,340	2,723
	Cia de Distribucion Integral Logista Holdings SA	118,214	2,653
	CIE Automotive SA	111,123	2,438
*	Iberdrola SA (Foreign)	212,191	2,323
	Corp Financiera Alba SA	41,034	2,084
	Prosegur Cia de Seguridad SA	516,283	2,036
*	Sacyr SA	691,468	1,982
*	Fomento de Construcciones y Contratas SA	153,011	1,905
	Melia Hotels International SA	227,998	1,831
2	Euskaltel SA	190,630	1,796
*	Almirall SA	121,424	1,796
*,2	Neinor Homes SA	154,323	1,683
	Mediaset Espana Comunicacion SA	305,489	1,673
	Construcciones y Auxiliar de Ferrocarriles SA	37,593	1,671
2	Unicaja Banco SA	1,545,202	1,545
*	Tecnicas Reunidas SA	63,058	1,535
*	Fluidra SA	123,468	1,518
*,^	Pharma Mar SA	322,364	1,479
*	Promotora de Informaciones SA	836,660	1,266
2	Gestamp Automocion SA	306,977	1,255
2	Prosegur Cash SA	728,864	1,241
^	Ence Energia y Celulosa SA	234,418	948
*,2	Aedas Homes SA	40,334	913
	Lar Espana Real Estate Socimi SA	118,587	878
2	Metrovacesa SA	85,437	859
	Liberbank SA	2,513,569	831
*,2	Global Dominion Access SA	219,978	805
	Atresmedia Corp. de Medios de Comunicacion SA	148,376	503
*,^	Distribuidora Internacional de Alimentacion SA	3,431,264	387
	Grifols SA Preference Shares	13,875	316
	NH Hotel Group SA	48,836	280
	Sacyr SA-Interim Line	14,656	42
	Audax Renovables SA	8,697	22
			894,025
Sweden (5.1%)
	Investor AB Class B	1,042,095	57,060
	Volvo AB Class B	2,972,731	50,815
	Nordea Bank Abp (XSTO)	6,241,760	49,237
	Telefonaktiebolaget LM Ericsson Class B	5,880,908	46,238
	Assa Abloy AB	1,816,106	43,108
	Atlas Copco AB Class A	1,150,980	40,738
	Sandvik AB	2,137,143	39,007
	Essity AB Class B	1,202,393	38,171
	Hennes & Mauritz AB Class B	1,737,812	38,127
	Swedbank AB Class A	1,988,399	30,529
	Svenska Handelsbanken AB Class A	2,928,401	28,690
	Hexagon AB	499,433	27,151
	Skandinaviska Enskilda Banken AB Class A	2,744,142	27,117
	Atlas Copco AB	859,664	26,721
	Telia Co. AB	5,222,640	22,334
	Swedish Match AB	335,844	18,988
	Skanska AB Class B	708,409	16,397
	Tele2 AB	1,051,861	15,870
	Alfa Laval AB	622,944	15,551
	SKF AB	759,270	13,898
	Epiroc AB Class A	1,162,003	13,443

Castellum AB	535,573	13,157
Boliden AB	544,307	12,922
Svenska Cellulosa AB SCA Class B	1,215,590	12,162
Kinnevik AB	476,495	11,497
Electrolux AB Class B	476,130	11,295
Lundin Petroleum AB	347,432	10,567
Nibe Industrier AB	589,044	10,209
Industrivarden AB Class A	408,707	9,880
Securitas AB Class B	612,383	9,639
Epiroc AB Class B	816,934	9,233
* Fastighets AB Balder Class B	192,945	9,153
Fabege AB	523,767	8,978
Elekta AB Class B	711,502	8,149
Trelleborg AB Class B	485,656	7,974
Industrivarden AB	334,546	7,886
2 Evolution Gaming Group AB	244,316	7,545
Getinge AB	441,473	7,518
ICA Gruppen AB	153,610	6,754
Indutrade AB	182,785	6,584
AAK AB	338,740	6,365
Investor AB Class A	116,442	6,350
L E Lundbergforetagen AB	146,027	6,339
* Swedish Orphan Biovitrum AB	349,135	6,214
Husqvarna AB	808,327	6,092
Saab AB Class B	182,465	5,924
Holmen AB	198,767	5,885
2 Dometic Group AB	592,512	5,389
Loomis AB Class B	147,962	5,358
Lifco AB	89,394	5,272
Wihlborgs Fastigheter AB	263,582	5,049
Sweco AB	130,587	5,043
2 Thule Group AB	207,290	4,892
AF Poyry AB	192,242	4,883
Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	1,873,783	4,620
^ BillerudKorsnas AB	354,493	4,555
Hexpol AB	491,673	4,432
Hufvudstaden AB Class A	215,354	4,266
Axfood AB	205,279	4,256
Wallenstam AB	324,637	4,251
JM AB	139,099	4,250
Intrum AB	146,693	4,064
Kungsleden AB	374,833	3,995
Nordic Entertainment Group AB Class B	130,168	3,950
Peab AB Class B	392,771	3,943
Investment AB Latour	234,428	3,913
Pandox AB Class B	175,399	3,911
Beijer Ref AB	123,507	3,715
2 Bravida Holding AB	392,382	3,577
NCC AB Class B	186,565	3,485
SSAB AB Class B	1,182,082	3,403
Klovern AB	1,242,527	3,116
* Nyfosa AB	315,662	3,090
AddTech AB	91,403	2,797
MYCRONIC AB	136,099	2,649
Vitrolife AB	125,626	2,634
Avanza Bank Holding AB	242,416	2,375
Bure Equity AB	100,096	2,229

	Atrium Ljungberg AB	90,655	2,192
	Arjo AB	445,055	2,132
	Sectra AB Class B	51,517	2,120
	Nolato AB Class B	33,944	1,967
	Catena AB	41,842	1,812
	Bilia AB	152,580	1,675
	Nobia AB	226,954	1,673
2	Resurs Holding AB	287,062	1,589
2	Scandic Hotels Group AB	147,788	1,568
^	Skandinaviska Enskilda Banken AB	147,680	1,560
	Bonava AB	171,225	1,532
	Lindab International AB	132,722	1,502
	Cloetta AB	424,934	1,498
	SSAB AB Class A	476,077	1,463
	Ratos AB	381,146	1,339
*	Modern Times Group MTG AB Class B	133,025	1,326
	Concentric AB	69,029	1,103
	Telefonaktiebolaget LM Ericsson Class A	130,623	1,100
*	Betsson AB	244,466	1,048
2	Attendo AB	190,109	1,046
	Adapteo Oyj	79,724	932
*	NetEnt AB	339,921	870
	SkiStar AB	78,753	867
*,2	Munters Group AB	162,668	845
	Sagax AB	198,963	756
	Clas Ohlson AB	70,639	749
	Investment AB Oresund	52,839	732
*	Mekonomen AB	77,078	644
	Klovern AB Preference Shares	16,053	637
	Nordea Bank Abp (XHEL)	79,960	630
*	SAS AB	338,280	486
*	Hansa Biopharma AB	61,323	457
	Svenska Handelsbanken AB	34,318	358
	Samhallsbyggnadsbolaget i Norden AB	76,576	283
*,^	Collector AB	72,881	229
	NCC AB	10,104	188
	Sagax AB Preference Shares	4,825	20
			1,047,751
Switzerland (14.4%)
	Nestle SA	5,733,617	632,376
	Roche Holding AG	1,404,296	471,097
	Novartis AG	4,182,732	395,135
	Zurich Insurance Group AG	288,698	119,844
	UBS Group AG	6,793,441	84,372
	ABB Ltd.	3,542,989	82,488
	Cie Financiere Richemont SA	1,011,298	73,443
	Credit Suisse Group AG	4,958,855	62,704
	Swiss Re AG	550,040	62,110
	Lonza Group AG	147,514	60,582
	Givaudan SA	18,295	60,364
	Alcon Inc.	910,636	53,798
	Sika AG	275,231	49,494
	Geberit AG	70,367	37,135
	Swiss Life Holding AG	65,502	32,926
	Partners Group Holding AG	32,733	29,966
	LafargeHolcim Ltd. (XSWX)	583,551	29,657
	SGS SA	10,203	29,514

Swisscom AG	50,063	27,468
Sonova Holding AG	109,102	27,360
Julius Baer Group Ltd.	429,209	21,447
LafargeHolcim Ltd. (XPAR)	415,132	21,043
Schindler Holding AG	80,741	20,856
Chocoladefabriken Lindt & Spruengli AG (Registered)	215	20,047
Straumann Holding AG	19,976	19,040
Temenos AG	117,956	18,975
Swiss Prime Site AG	148,437	18,122
Adecco Group AG	301,671	17,674
Baloise Holding AG	91,940	16,612
Vifor Pharma AG	88,062	16,228
Kuehne & Nagel International AG	99,135	16,022
Chocoladefabriken Lindt & Spruengli AG	1,782	14,934
Swatch Group AG (Bearer)	52,983	13,291
Logitech International SA	288,422	12,921
Barry Callebaut AG	5,501	12,150
PSP Swiss Property AG	77,361	11,698
Schindler Holding AG (Registered)	37,510	9,326
Helvetia Holding AG	64,075	9,211
EMS-Chemie Holding AG	14,052	9,195
Roche Holding AG (Bearer)	27,341	9,063
Clariant AG	398,545	8,971
Georg Fischer AG	8,048	7,892
2 VAT Group AG	50,650	7,645
Tecan Group AG	24,298	6,869
Flughafen Zurich AG	39,287	6,825
Cembra Money Bank AG	55,894	6,536
2 Galenica AG	93,429	6,363
SIG Combibloc Group AG	399,010	6,290
* ams AG	153,550	6,240
Belimo Holding AG	844	5,918
Pargesa Holding SA	73,118	5,857
Allreal Holding AG	27,441	5,692
* Idorsia Ltd.	176,543	5,648
2 Sunrise Communications Group AG	66,420	5,485
Dufry AG	55,546	4,815
Swatch Group AG (Registered)	95,018	4,619
Banque Cantonale Vaudoise	5,515	4,619
Landis&Gyr Group AG	49,481	4,535
Bucher Industries AG	12,595	4,212
OC Oerlikon Corp. AG	385,431	4,105
Mobimo Holding AG	12,633	4,077
Vontobel Holding AG	54,997	3,831
Sulzer AG	34,663	3,823
Siegfried Holding AG	8,250	3,816
dormakaba Holding AG	6,065	3,814
Emmi AG	3,793	3,678
DKSH Holding AG	71,086	3,667
Forbo Holding AG	1,973	3,386
BKW AG	35,591	3,315
Valiant Holding AG	30,698	3,156
SFS Group AG	33,427	3,115
Conzzeta AG	2,586	2,937
^ Stadler Rail AG	60,513	2,890
Inficon Holding AG	3,707	2,857
HBM Healthcare Investments AG	11,393	2,646

	Daetwyler Holding AG	14,487	2,609
	Huber & Suhner AG	34,369	2,561
	St. Galler Kantonalbank AG	4,821	2,296
	Schweiter Technologies AG	1,850	2,290
	Bachem Holding AG	11,818	2,121
	Berner Kantonalbank AG	8,481	2,016
	Interroll Holding AG	1,016	1,986
	Kardex AG	11,589	1,976
	VZ Holding AG	5,395	1,908
	Comet Holding AG	14,389	1,839
*	Aryzta AG (XVTX)	1,812,546	1,817
	Burckhardt Compression Holding AG	6,225	1,703
	Valora Holding AG	6,337	1,686
	Liechtensteinische Landesbank AG	21,445	1,440
^	Komax Holding AG	7,080	1,431
	Intershop Holding AG	2,185	1,407
	LEM Holding SA	865	1,307
	Implenia AG	29,965	1,222
*	Basilea Pharmaceutica AG	20,523	1,175
	u-blox Holding AG	12,584	1,129
	Vetropack Holding AG	370	1,111
*	COSMO Pharmaceuticals NV	13,019	1,106
	Swissquote Group Holding SA	16,178	977
	Bell Food Group AG	3,611	941
	Arbonia AG	75,825	910
*	GAM Holding AG	286,146	883
	Ypsomed Holding AG	5,772	838
	EFG International AG	133,014	823
	Zehnder Group AG	16,646	790
2	Medacta Group SA	9,505	779
^	Bobst Group SA	14,616	766
	ALSO Holding AG	4,560	744
*	Leonteq AG	19,450	727
	VP Bank AG	4,123	706
	Rieter Holding AG	5,340	703
	Ascom Holding AG	68,161	675
^	Autoneum Holding AG	5,325	613
	Bossard Holding AG	4,088	594
	Hiag Immobilien Holding AG	5,170	582
	APG SGA SA	1,825	529
*	Meyer Burger Technology AG	1,161,383	489
*,§	Alpiq Holding AG	5,434	395
^	Kudelski SA	61,954	336
*	Schmolz & Bickenbach AG	881,372	188
*,§	Aryzta AG (XLON)	24,200	33
			2,952,989
United Kingdom (26.1%)
	HSBC Holdings plc	40,176,843	292,096
	AstraZeneca plc	2,604,448	254,790
	BP plc	39,500,148	237,798
	GlaxoSmithKline plc	9,729,643	228,449
	Royal Dutch Shell plc Class B	7,403,915	194,552
	British American Tobacco plc (XLON)	4,366,990	192,564
	Royal Dutch Shell plc Class A (XLON)	7,175,588	188,436
	Diageo plc	4,582,217	181,197
	Unilever plc	2,159,080	128,794
	Rio Tinto plc	2,180,021	116,576

Vodafone Group plc	53,240,580	104,604
Lloyds Banking Group plc	138,861,379	103,666
Reckitt Benckiser Group plc	1,247,194	103,236
National Grid plc	6,904,194	91,735
Prudential plc	5,158,147	91,715
BHP Group plc	4,122,493	89,734
Compass Group plc	3,147,869	77,823
Barclays plc	34,090,302	75,283
Anglo American plc	2,482,366	64,776
London Stock Exchange Group plc	621,368	64,213
Glencore plc	21,468,743	62,788
Experian plc	1,800,611	62,676
Tesco plc	19,177,567	62,376
BAE Systems plc	6,344,276	52,740
Imperial Brands plc	1,889,492	48,451
RELX plc (XLON)	1,800,171	47,762
Legal & General Group plc	11,746,839	47,245
Standard Chartered plc	5,220,267	43,409
Smith & Nephew plc	1,737,125	41,797
Ferguson plc	453,530	40,728
Aviva plc	7,749,590	40,612
SSE plc	2,033,356	40,476
BT Group plc	17,318,305	36,752
Royal Dutch Shell plc Class A (XAMS)	1,191,185	31,220
WPP plc	2,425,009	30,152
Rolls-Royce Holdings plc	3,371,396	29,697
Ashtead Group plc	909,474	29,356
Melrose Industries PLC	9,544,243	29,250
3i Group plc	1,888,344	27,470
Segro plc	2,160,246	25,940
Royal Bank of Scotland Group plc	8,999,450	25,777
Persimmon plc	629,353	25,337
Informa plc	2,474,126	25,274
Intertek Group plc	320,047	24,285
Associated British Foods plc	690,590	23,904
Next plc	253,826	23,068
Rentokil Initial plc	3,669,514	22,599
InterContinental Hotels Group plc	362,787	22,347
Barratt Developments plc	2,001,357	21,190
Sage Group plc	2,157,412	21,004
Halma plc	751,265	20,853
Burberry Group plc	809,233	20,749
Mondi plc	958,881	19,510
Standard Life Aberdeen plc	4,663,600	18,531
Taylor Wimpey plc	6,458,112	18,318
United Utilities Group plc	1,352,007	18,091
Smiths Group plc	784,678	17,447
Land Securities Group plc	1,410,264	17,437
Bunzl plc	664,055	17,199
Spirax-Sarco Engineering plc	145,952	17,146
M&G plc	5,158,147	16,277
Croda International plc	246,981	16,219
Berkeley Group Holdings plc	232,354	16,048
Severn Trent plc	468,965	15,959
DCC plc	194,853	15,733
Whitbread plc	265,402	15,645
St. James's Place plc	1,038,783	15,623

Rightmove plc	1,758,050	15,236
RSA Insurance Group plc	2,044,857	14,836
* Ocado Group plc	897,679	14,474
TechnipFMC plc	892,773	14,281
Coca-Cola HBC AG	384,413	14,121
Meggitt plc	1,530,584	13,616
British Land Co. plc	1,840,718	13,462
2 Auto Trader Group plc	1,811,502	13,367
GVC Holdings plc	1,149,546	13,292
ITV plc	7,405,904	13,195
Johnson Matthey plc	377,314	12,937
Centrica plc	11,536,744	12,931
Bellway plc	243,843	12,830
Carnival plc	311,629	12,728
Intermediate Capital Group plc	550,154	12,618
Hargreaves Lansdown plc	535,609	12,158
Admiral Group plc	408,070	12,149
Direct Line Insurance Group plc	2,725,496	12,139
Pennon Group plc	827,709	12,082
Pearson plc	1,545,323	11,534
DS Smith plc	2,536,767	11,374
Kingfisher plc	4,175,410	11,210
Derwent London plc	198,028	10,729
Wm Morrison Supermarkets plc	4,371,223	10,482
Phoenix Group Holdings plc	1,039,717	10,379
Howden Joinery Group plc	1,130,430	10,255
Travis Perkins plc	495,551	10,123
Polymetal International plc	592,076	10,044
Tate & Lyle plc	925,432	9,674
Hiscox Ltd.	552,928	9,566
UNITE Group plc	565,077	9,488
Schroders plc	221,047	9,359
Weir Group plc	514,647	9,133
HomeServe plc	540,291	9,130
Marks & Spencer Group plc	3,894,764	9,032
J Sainsbury plc	3,210,647	8,564
International Consolidated Airlines Group SA (London Shares)	1,100,938	8,250
2 Quilter plc	3,670,517	8,219
AVEVA Group plc	126,200	8,184
B&M European Value Retail SA	1,692,918	8,118
2 ConvaTec Group plc	2,902,637	7,952
Spectris plc	228,257	7,948
G4S plc	3,065,869	7,890
IMI plc	535,182	7,779
JD Sports Fashion plc	711,390	7,693
IWG plc	1,321,546	7,693
Electrocomponents plc	876,551	7,658
SSP Group plc	876,091	7,436
Antofagasta plc	687,701	7,428
Beazley plc	1,034,428	7,382
Dechra Pharmaceuticals plc	196,957	7,380
Vistry Group plc	400,145	7,284
Investec plc	1,313,671	7,249
easyJet plc	388,276	7,128
British American Tobacco plc (XNYS) ADR	161,443	7,112
Inchcape plc	816,155	7,074
2 Network International Holdings plc	869,604	6,961

Rotork plc	1,719,451	6,890
Micro Focus International plc	505,625	6,790
Hikma Pharmaceuticals plc	277,906	6,711
John Wood Group plc	1,317,949	6,524
WH Smith plc	203,697	6,417
Great Portland Estates plc	521,828	6,413
Britvic plc	516,576	6,303
IG Group Holdings plc	719,709	6,302
* Capita plc	3,264,038	6,263
Signature Aviation plc	1,628,154	6,243
* Tritax Big Box REIT plc	3,372,273	6,215
Man Group plc	2,993,965	6,068
2 Avast plc	1,049,743	5,896
Greggs plc	198,187	5,890
TP ICAP plc	1,111,313	5,811
2 Sophos Group plc	772,767	5,677
Games Workshop Group plc	64,649	5,650
2 Countryside Properties plc	876,647	5,639
Close Brothers Group plc	298,823	5,579
Diploma plc	214,835	5,532
Hays plc	2,674,930	5,470
Ashmore Group plc	763,642	5,462
2 Trainline plc	862,095	5,364
* Virgin Money UK plc	2,464,822	5,325
Shaftesbury plc	439,642	5,217
Grafton Group plc	427,347	5,189
Genus plc	127,495	5,179
Evraz plc	1,086,186	5,043
* Serco Group plc	2,392,691	4,991
QinetiQ Group plc	1,072,335	4,982
TUI AG (XLON)	482,058	4,939
LondonMetric Property plc	1,607,181	4,832
National Express Group plc	819,354	4,832
UDG Healthcare plc	486,988	4,817
Assura plc	4,682,506	4,808
Balfour Beatty plc	1,369,865	4,799
Aggreko plc	472,721	4,799
Victrex plc	163,106	4,760
Cranswick plc	100,458	4,736
Redrow plc	450,713	4,723
Big Yellow Group plc	302,576	4,701
Royal Mail plc	1,790,125	4,679
^ Cineworld Group plc	2,001,319	4,671
Grainger plc	1,196,389	4,671
Capital & Counties Properties plc	1,455,563	4,671
Hammerson plc	1,508,978	4,643
2 John Laing Group plc	985,823	4,611
Primary Health Properties plc	2,219,628	4,611
Moneysupermarket.com Group plc	1,031,762	4,429
Safestore Holdings plc	405,674	4,318
Savills plc	262,009	4,295
Workspace Group plc	261,887	4,201
Jupiter Fund Management plc	825,698	4,189
Bodycote plc	370,492	4,181
OneSavings Bank plc	735,564	4,136
Ultra Electronics Holdings plc	137,209	4,087
Marshalls plc	387,066	4,033

	William Hill plc	1,743,679	3,982
	NMC Health plc	232,890	3,961
	Lancashire Holdings Ltd.	395,760	3,908
	Babcock International Group plc	502,222	3,897
	Centamin plc	2,156,433	3,868
*	Firstgroup plc	2,365,663	3,859
	Domino's Pizza Group plc	929,209	3,785
2	Ascential plc	780,231	3,751
	Mediclinic International plc	761,636	3,704
	Pagegroup plc	614,273	3,701
	Softcat plc	242,484	3,693
	Dixons Carphone plc	1,976,250	3,531
	Renishaw plc	67,451	3,531
	Pets at home group plc	935,815	3,480
	Spirent Communications plc	1,172,570	3,425
	Paragon Banking Group plc	509,198	3,412
	Computacenter plc	139,152	3,293
	Crest Nicholson Holdings plc	488,003	3,217
*	EI Group plc	855,986	3,214
^	Fresnillo plc	367,256	3,208
	Provident Financial plc	500,682	3,067
*,2	Wizz Air Holdings plc	55,308	3,049
	Hill & Smith Holdings plc	159,655	2,987
*	Daily Mail & General Trust plc	277,978	2,983
	Future plc	176,252	2,975
	Dunelm Group plc	192,838	2,955
	Synthomer plc	663,186	2,954
	Essentra plc	519,961	2,872
2	Ibstock plc	747,350	2,867
	Rathbone Brothers plc	109,398	2,838
	Drax Group plc	791,483	2,836
	J D Wetherspoon plc	138,543	2,834
	Greencore Group plc	873,898	2,827
	Coats Group plc	2,774,061	2,766
	Playtech plc	606,499	2,757
	C&C Group plc (XDUB)	581,564	2,749
	Brewin Dolphin Holdings plc	569,558	2,708
	AJ Bell plc	510,625	2,626
	KAZ Minerals plc	446,488	2,573
	Plus500 Ltd.	218,450	2,568
	Polypipe Group plc	358,925	2,562
*	Cairn Energy plc	1,145,717	2,559
	IntegraFin Holdings plc	376,780	2,456
	Vesuvius plc	421,749	2,422
	Petrofac Ltd.	519,061	2,388
*	Frasers Group plc	381,302	2,371
	Morgan Advanced Materials plc	559,971	2,304
*	Mitchells & Butlers plc	433,514	2,286
	Rhi Magnesita NV	53,895	2,269
	Telecom Plus plc	112,571	2,241
	Go-Ahead Group plc	82,648	2,228
	St. Modwen Properties plc	342,072	2,222
*,^	Premier Oil plc	1,620,785	2,140
	Sanne Group plc	268,254	2,128
*	Just Group plc	2,037,071	2,094
2	McCarthy & Stone plc	1,044,595	2,034
	TalkTalk Telecom Group plc	1,298,194	2,028

	Micro Focus International plc ADR	150,806	2,021
	Chemring Group plc	550,543	1,975
	Elementis plc	1,126,333	1,898
	Tullow Oil plc	2,757,169	1,829
	Senior plc	823,170	1,811
	Hyve Group plc	1,378,885	1,791
	Marston's plc	1,259,677	1,744
2	Equiniti Group plc	627,409	1,694
	Restaurant Group plc	947,898	1,611
	Keller Group plc	142,408	1,567
	Bank of Georgia Group plc	74,214	1,482
	NewRiver REIT plc	596,137	1,479
	BMO Commercial Property Trust	1,009,773	1,472
	Vectura Group plc	1,187,568	1,472
	UK Commercial Property REIT Ltd.	1,273,174	1,457
	NCC Group plc	505,207	1,432
	Picton Property Income Ltd.	1,057,942	1,425
	Stagecoach Group plc	789,652	1,422
2	Hastings Group Holdings plc	596,316	1,417
2	Airtel Africa plc	1,465,869	1,411
	SIG plc	1,134,826	1,384
	Mitie Group plc	748,820	1,310
	AG Barr plc	162,967	1,302
	Rank Group plc	340,809	1,285
	Hansteen Holdings plc	810,010	1,247
	Helical plc	194,290	1,228
	Saga plc	2,202,357	1,215
	Hunting plc	283,953	1,146
	Hochschild Mining plc	500,525	1,112
	Ferrexpo plc	588,782	1,080
	TBC Bank Group plc	61,997	1,015
	RPS Group plc	436,846	1,003
*	Sirius Minerals plc	13,441,691	971
*,^	Metro Bank plc	319,402	967
	888 Holdings plc	525,232	934
	International Personal Finance plc	438,339	912
	PZ Cussons plc	356,088	908
2	Spire Healthcare Group plc	519,301	900
	Northgate plc	250,166	879
	Stobart Group Ltd.	637,056	856
	Redefine International plc	485,394	846
	Halfords Group plc	381,861	825
^,2	Aston Martin Lagonda Global Holdings plc	123,533	813
*	Georgia Capital plc	73,415	780
	AA plc	1,221,493	771
	Devro plc	330,732	748
	GoCo Group plc	597,629	737
*	Indivior plc	1,446,422	723
	Card Factory plc	619,459	723
	Schroder REIT Ltd.	1,011,274	704
	Dignity plc	92,530	699
	Superdry plc	128,305	648
*	Premier Foods plc	1,337,983	639
	Renewi plc	1,173,829	552
*,^	AO World plc	540,512	547
2	Bakkavor Group plc	293,197	525
2	CMC Markets plc	210,509	435

	Galliford Try Holdings plc			212,656	418
*,^	Intu Properties plc			1,759,877	395
	De La Rue plc			198,383	367
	Pharos Energy plc			602,062	362
2	Finablr plc			314,782	343
	N Brown Group plc			307,498	332
2	Funding Circle Holdings plc			300,548	317
*,2 Alfa Financial Software Holdings plc				177,509	228
2	Amigo Holdings plc			267,462	205
	C&C Group plc (XLON)			41,055	194
	Ted Baker plc			57,071	169
*	Just Eat plc			12,720	144
*,§ Thomas Cook Group plc				1,675,330	—
*,§ Carillion plc				1,000,411	—
					5,362,253
Total Common Stocks (Cost $23,878,575)					20,421,624
		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		1.730%		1,730,772	173,112

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.546%	3/26/20	1,775	1,771
5	United States Treasury Bill	1.521%	4/2/20	3,000	2,992
5	United States Treasury Bill	1.543%	4/16/20	600	598
5	United States Treasury Bill	1.527%-1.541%	4/30/20	4,435	4,419
					9,780
Total Temporary Cash Investments (Cost $182,898)					182,892
Total Investments (100.2%) (Cost $24,061,473)					20,604,516
Other Assets and Liabilities-Net (-0.2%)4,5,6					(46,722)
Net Assets (100%)					20,557,794

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $149,921,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $540,095,000, representing 2.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $163,051,000 was received for securities on loan
5 Securities with a value of $9,779,000 and cash of $3,080,000 have been segregated as initial margin for open futures contracts.
6 Cash of $3,660,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

					Number of		Value and
					Long		Unrealized
					(Short)	Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index			March 2020		2,289	92,380	(2,848)
FTSE 100 Index			March 2020		447	42,603	(1,649)
							(4,497)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	EUR	103,123	USD	115,529	—	(712)
Toronto-
Dominion Bank	4/2/20	GBP	38,206	USD	51,147	—	(609)
Toronto-
Dominion Bank	4/2/20	USD	63,864	CHF	62,283	—	(1,086)
Credit Suisse
International	4/2/20	USD	60,242	EUR	54,027	88	—
Morgan
Stanley
Capital
Services LLC	4/2/20	USD	30,831	GBP	23,625	—	(420)
Goldman Sachs
International	4/2/20	USD	9,226	GBP	7,073	—	(129)
						88	(2,956)

CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At January 31, 2020, the counterparties had deposited in segregated accounts cash of $470,000 in connection with open currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.

European Stock Index Fund

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund

European Stock Index Fund

mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

European Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,133	20,411,906	585
Temporary Cash Investments	173,112	9,780	—
Futures Contracts—Assets[1]	222	—	—
Futures Contracts—Liabilities[1]	(4,391)	—	—
Forward Currency Contracts—Assets	—	88	—
Forward Currency Contracts—Liabilities	—	(2,956)	—
Total	178,076	20,418,818	585
1 Represents variation margin on the last day of the reporting period.